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FRANK RUSSELL INVESTMENT COMPANY
909 A STREET
TACOMA, WA  98402


January 19, 1999

VIA ELECTRONIC DELIVERY


Securities and Exchange Commission
450 - 5th Street N.W.
Judiciary Plaza
Washington, D.C.  20549

Re: Frank Russell Investment Company (the "Registrant") -- Post-Effective Amendment No. 41 Under the 1933 Act and Amendment No. 41 Under the 1940 Act -- File No. 2-71299 -- 1933 Act; File No. 811-3153 -- 1940 Act

Ladies and Gentlemen:

I serve as Legal Counsel to Frank Russell Investment Company (the "Registrant"). I also serve as an officer of the Registrant. I serve in similar capacities with the Investment Company's administrator, Frank Russell Investment Management Company, and other affiliated companies.

As Legal Counsel, I have reviewed the Registrant's Post-Effective Amendment No. 41 to the Registrant's Registration Statement. I hereby certify that the form of prospectuses and Statements of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 41 and is therefore eligible for filing pursuant to Paragraph (j) of Rule 497. I further certify that the text of Post-Effective Amendment No. 41 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on January 7, 1999 with an effective date of January 15, 1999.

Very truly yours,

/s/ Gregory J. Lyons
Gregory J. Lyons
Assistant Secretary and
Associate General Counsel